ADVANCED SERIES TRUST

AST Goldman Sachs Large-Cap Value Portfolio

Supplement dated December 16, 2016

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Goldman Sachs Large-Cap Value Portfolio (the Portfolio), and the Prospectus and Statement of Additional Information for the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Andrew Braun is no longer a portfolio manager for the Portfolio. Sean Gallagher, John Arege, CFA and Charles “Brook” Dane, CFA continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Prospectus, SAI and Summary Prospectus for the Portfolio are hereby revised as follows:

I.	All references and information pertaining to Andrew Braun are hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

149SUP1